Lease Liabilities - Summary Of Maturity For Opearting Lease Payments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Jan. 01, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	¥ 42,146
Less: Current portion	11,569	¥ 10,260
Non-current lease liabilities	30,577	¥ 35,604
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	11,569
Within a period of more than one year but not more than two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	10,887
Within a period of more than two year but not more than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	16,255
Within a period of more than five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	¥ 3,435